Risk Report - Asset Quality - Financial Assets at Fair Value through OCI (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets at fair value through OCI [Abstract]
Fair value of financial assets at Fair value through Other Comprehensive Income (FVOCI) subject to impairment	€ 29,000	€ 56,000
Of which: [Abstract]
Allowance for credit losses against these assets	€ 41	€ 20